EARNINGS (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares
Numerator:
Net loss	¥ 261,907	$ 41,100	¥ (2,025,508)		¥ (202,416)
Denominator:
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)		¥ (1.02)
Basic loss per share (in dollars per share) | (per share)	0.68	0.11	(5.23)		(0.52)
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)		(1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)		0.50
Diluted loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)		¥ (0.52)
Class A ordinary shares
Numerator:
Net (loss)Income from continuing operations attributable to ordinary shareholders-basic	¥ (768,670)	$ (120,621)	¥ (635,610)		¥ (251,226)
Loss from discontinued operations, net of tax	934,833	146,696	(648,334)		122,728
Net loss attributable to ordinary shareholders	166,163	26,075	(1,283,944)		(128,498)
Reallocation of net (loss)/income from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(442,912)	(69,502)	(367,108)		(144,517)
Reallocation of net loss from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	538,656	84,527	(374,456)		70,599
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	95,744	15,025	(741,564)		(73,918)
Net loss attributable to ordinary shareholders-diluted	¥ 261,907	$ 41,100	¥ (2,025,508)		¥ (202,416)
Denominator:
Weighted average number of ordinary shares outstanding-basic	246,207,464	246,207,464	245,626,959		246,614,615
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)		¥ (1.02)
Discontinued operations | (per share)	¥ 3.80	$ 0.60	¥ (2.64)		¥ 0.50
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	141,865,947	141,865,947	141,865,947		141,865,947
Weighted average number of ordinary shares for continuing operations outstanding - diluted	388,073,411	388,073,411	387,492,906		388,480,562
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	388,073,411	388,073,411	387,492,906		388,480,562
Weighted average number of ordinary shares outstanding - diluted	388,073,411	388,073,411	387,492,906		388,480,562
Basic loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)		¥ (0.52)
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)		(1.02)
Discontinued operations | (per share)	3.80	0.60	¥ (2.64)		¥ 0.50
Diluted loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11		$ (5.23)		$ (0.52)
Class B ordinary shares
Numerator:
Net (loss)Income from continuing operations attributable to ordinary shareholders-basic	¥ (293,707)	$ (46,088)	¥ (243,440)		¥ (95,833)
Loss from discontinued operations, net of tax	357,198	56,052	(248,312)		46,816
Net loss attributable to ordinary shareholders	63,491	9,964	(491,752)		(49,017)
Net loss attributable to ordinary shareholders-diluted	¥ 63,491	$ 9,964	¥ (491,752)		¥ (49,017)
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	94,075,249		94,075,249
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)		¥ (1.02)
Discontinued operations | (per share)	¥ 3.80	$ 0.60	¥ (2.64)		¥ 0.50
Weighted average number of ordinary shares for continuing operations outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Weighted average number of ordinary shares outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Basic loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)		¥ (0.52)
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)		(1.02)
Discontinued operations | (per share)	3.80	0.60	¥ (2.64)		¥ 0.50
Diluted loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11		(5.23)		(0.52)
Class C ordinary shares
Numerator:
Net (loss)Income from continuing operations attributable to ordinary shareholders-basic	¥ (149,205)	$ (23,414)	¥ (123,668)		¥ (48,684)
Loss from discontinued operations, net of tax	181,458	28,475	(126,144)		23,783
Net loss attributable to ordinary shareholders	32,253	5,061	(249,812)		(24,901)
Net loss attributable to ordinary shareholders-diluted	¥ 32,253	$ 5,061	¥ (249,812)		¥ (24,901)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698		47,790,698
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)		¥ (1.02)
Discontinued operations | (per share)	¥ 3.80	$ 0.60	¥ (2.64)		¥ 0.50
Weighted average number of ordinary shares for continuing operations outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Weighted average number of ordinary shares outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Basic loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11	¥ (5.23)		¥ (0.52)
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)		(1.02)
Discontinued operations | (per share)	3.80	0.60	¥ (2.64)		¥ 0.50
Diluted loss per share (in dollars per share) | (per share)	¥ 0.68	$ 0.11		$ (5.23)		$ (0.52)